Derivative Liability - Schedule of Fair Value of Warrant Liability (Details) - LMF ACQUISITION OPPORTUNITIES, INC. - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Jan. 28, 2021	Dec. 31, 2020
Class Of Warrant Or Right [Line Items]
Fair value of warrants liability	$ 1,129,378	$ 6,930,740		$ 0
Fair Value, Inputs, Level 3 [Member]
Class Of Warrant Or Right [Line Items]
Fair value of warrants liability	1,129,378	6,930,740	$ 8,116,680
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class Of Warrant Or Right [Line Items]
Fair value of warrants liability	726,570	4,450,500	5,175,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Class Of Warrant Or Right [Line Items]
Fair value of warrants liability	$ 402,808	$ 2,480,240	$ 2,941,680